WRL FINANCIAL FREEDOM BUILDER(R)
                      SUPPLEMENT DATED SEPTEMBER 1, 2000 TO
                          PROSPECTUS DATED MAY 1, 2000

Effective September 1, 2000, the WRL Series Fund offers two new investment options under this Policy. Also, the WRL Janus Global portfolio and subaccount are only available for investment to policyowners who purchased their Policy before September 1, 2000. Pending any prior approval by a state insurance regulatory authority, certain subaccounts and corresponding portfolios may not be available to residents of some states.

THE FOLLOWING INFORMATION IS ADDED TO PAGE 5 OF THE PROSPECTUS UNDER THE HEADING "INVESTMENT OPTIONS":

WRL SERIES FUND, INC.

         WRL Great Companies - Global(2)
         WRL Gabelli Global Growth

THE FOLLOWING INFORMATION IS ADDED TO THE PORTFOLIO ANNUAL EXPENSE TABLE ON PAGE 13 OF THE PROSPECTUS:

------------------------------------- ---------------- ----------- ------------ --------------------
                                        MANAGEMENT       OTHER     RULE 12B-1     TOTAL PORTFOLIO
             PORTFOLIO                     FEES         EXPENSES      FEES        ANNUAL EXPENSES
------------------------------------- ---------------- ----------- ------------ --------------------
WRL Great Companies - Global(2) (10)       0.80%         0.20%         N/A             1.00%
------------------------------------- ---------------- ----------- ------------ --------------------
WRL Gabelli Global Growth(10)              1.00%         0.20%         N/A             1.20%
------------------------------------- ---------------- ----------- ------------ --------------------

THE FOLLOWING IS ADDED TO FOOTNOTE (3) ON PAGE 14 OF THE PROSPECTUS:

Effective September 1, 2000, this portfolio is not available for investment to new policyowners.

THE FOLLOWING IS ADDED TO THE TABLE IN FOOTNOTE (9) ON PAGE 14 OF THE
PROSPECTUS:

------------------------------------- ---------------- -------------------- --------------------------
                                       EXPENSE LIMIT      REIMBURSEMENT       EXPENSE RATIO WITHOUT
                                                             AMOUNT               REIMBURSEMENT
------------------------------------- ---------------- -------------------- --------------------------
WRL Great Companies - Global(2)            1.00%               N/A                     N/A
------------------------------------- ---------------- -------------------- --------------------------
WRL Gabelli Global Growth                  1.20%               N/A                     N/A
------------------------------------- ---------------- -------------------- --------------------------

THE FOLLOWING FOOTNOTE IS ADDED TO PAGE 14 OF THE PROSPECTUS:

(10) Because these portfolios did not commence operations until September 1, 2000, the percentages set forth as "Other Expenses" and "Total Annual Expenses" reflect estimates of "Other Expenses" for the first year of operations.

THE FOLLOWING INFORMATION IS ADDED TO PAGES 17 - 19 OF THE PROSPECTUS UNDER THE HEADING "THE SEPARATE ACCOUNT AND THE PORTFOLIOS - THE FUNDS":

             PORTFOLIO                      SUB-ADVISER OR ADVISER               INVESTMENT OBJECTIVE
WRL Great Companies - Global(2)       Great Companies, L.L.C.             Seeks long-term growth of capital
                                                                          in a manner consistent with
                                                                          preservation of capital.

WRL Gabelli Global Growth             Gabelli Asset Management Company    Seeks to provide investors with
                                                                          appreciation of capital. Current
                                                                          income is a secondary objective.

THE FOLLOWING PARAGRAPH REPLACES THE LAST PARAGRAPH ON PAGE 63 OF THE PROSPECTUS UNDER THE HEADING "PERFORMANCE DATA - RATES OF RETURN":

         Because the WRL Great Companies - America(SM), WRL Great Companies - Technology(SM), WRL Value Line Aggressive Growth, WRL Great Companies - Global(2), WRL Gabelli Global Growth portfolios, Fidelity VIP Equity-Income Portfolio - Service Class 2, Fidelity VIP II Contrafund(R) Portfolio - Service Class 2 and Fidelity VIP III Growth Opportunities Portfolio - Service Class 2 had not commenced operations as of December 31, 1999, the above chart does not reflect rates of return for these portfolios.

THE FOLLOWING PARAGRAPH REPLACES THE LAST PARAGRAPH ON PAGE 73 OF THE PROSPECTUS UNDER THE HEADING "PERFORMANCE DATA - HYPOTHETICAL ILLUSTRATIONS BASED ON SUBACCOUNT PERFORMANCE":

         Because the WRL Goldman Sachs Growth, WRL Goldman Sachs Small Cap, WRL
T. Rowe Price Dividend Growth, WRL T. Rowe Price Small Cap, WRL Salomon All Cap, WRL Pilgrim Baxter Mid Cap Growth and WRL Dreyfus Mid Cap subaccounts did not commence operations until May 3, 1999, and the Fidelity VIP Equity-Income Portfolio - Service Class 2, Fidelity VIP II Contrafund(R) Portfolio - Service Class 2 and Fidelity VIP III Growth Opportunities Portfolio - Service Class 2, WRL Great Companies - America(SM), WRL Great Companies - Technology(SM), and WRL Value Line Aggressive Growth subaccounts did not commence operations until May 1, 2000, and the WRL Great Companies - Global(2) and WRL Gabelli Global Growth subaccounts did not commence operations until September 1, 2000, there are no hypothetical illustrations for these subaccounts.

THE FOLLOWING PARAGRAPH REPLACES THE FIFTH PARAGRAPH ON PAGE 75 UNDER THE HEADING "ADDITIONAL INFORMATION - LEGAL PROCEEDINGS":

         Western Reserve, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time, it appears that there are no pending or threatened lawsuits that are likely to have a material adverse impact on the separate account, on AFSG's ability to perform under its principal underwriting agreement, or on Western Reserve's ability to meet its obligations under the Policy.

THE FOLLOWING REPLACES THE FIFTH PARAGRAPH ON PAGE 79 OF THE PROSPECTUS UNDER THE HEADING "APPENDIX A - ILLUSTRATIONS":

         Because the WRL Great Companies - America(SM), WRL Great Companies - Technology(SM), WRL Value Line Aggressive Growth, WRL Great Companies - Global(2), WRL Gabelli Global Growth portfolios, Fidelity VIP Equity-Income Portfolio - Service Class 2, Fidelity VIP II Contrafund(R) Portfolio - Service Class 2 and Fidelity VIP III Growth Opportunities Portfolio - Service Class 2 had not commenced operations as of December 31, 1999, the estimated average annual portfolio expense level reflects estimated expenses for each of these portfolios for 2000.

THE FOLLOWING INFORMATION REPLACES THE INFORMATION ON PAGES 81-82 OF THE PROSPECTUS UNDER THE HEADING "APPENDIX A - ILLUSTRATIONS":

                                    WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                                     FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                            HYPOTHETICAL ILLUSTRATIONS
                                                 MALE ISSUE AGE 35

Specified Amount $165,000                                                                       Ultimate Select Class
Annual Premium $2,000                                                                                   Option Type A
                                       Using Current Cost of Insurance Rates

------------------- ----------------- -------------------------------------------------------------------------------------
                                                                         DEATH BENEFIT
                                                 ASSUMING HYPOTHETICAL GROSS AND NET ANNUAL INVESTMENT RETURN OF
------------------- ----------------- -------------------------------------------------------------------------------------
   END OF POLICY         PREMIUM               0% (GROSS)                   6% (GROSS)                  12% (GROSS)
       YEAR          ACCUMULATED AT     -1.84% (NET) YEARS 1-15      4.16% (NET) YEARS 1-15       10.16 (NET) YEARS 1-15
                           5%           -1.69% (NET) YEARS 16+        4.31% (NET) YEARS 16+       10.31% (NET) YEARS 16+
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        1                2,100                  165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        2                4,305                  165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        3                6,620                  165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        4                9,051                  165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        5                11,604                 165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        6                14,284                 165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        7                17,098                 165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        8                20,053                 165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        9                23,156                 165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        10               26,414                 165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        15               45,315                 165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        20               69,439                 165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   30 (AGE 65)          139,522                 165,000                      165,000                     353,523
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   40 (AGE 75)          253,680                 165,000                      165,000                     848,172
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   50 (AGE 85)          439,631                    *                         258,164                    2,225,344
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   60 (AGE 95)          742,526                    *                         394,553                    5,622,222
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
------------------- -------------------------------------------------------------------------------------
                                                         CASH VALUE
                               ASSUMING HYPOTHETICAL GROSS AND NET ANNUAL INVESTMENT RETURN OF
------------------- ----------------------------- --------------------------- ---------------------------
   END OF POLICY             0% (GROSS)                   6% (GROSS)                 12% (GROSS)
       YEAR           -1.84% (NET) YEARS 1-15       4.16% (NET) YEARS 1-15      10.16 (NET) YEARS 1-15
                       -1.69% (NET) YEARS 16+       4.31% (NET) YEARS 16+       10.31% (NET) YEARS 16+
------------------- ----------------------------- --------------------------- ---------------------------
        1                      1,533                        1,636                       1,739
------------------- ----------------------------- --------------------------- ---------------------------
        2                      3,034                        3,336                       3,650
------------------- ----------------------------- --------------------------- ---------------------------
        3                      4,501                        5,100                       5,749
------------------- ----------------------------- --------------------------- ---------------------------
        4                      5,935                        6,932                       8,057
------------------- ----------------------------- --------------------------- ---------------------------
        5                      7,326                        8,824                       10,584
------------------- ----------------------------- --------------------------- ---------------------------
        6                      8,674                        10,779                      13,352
------------------- ----------------------------- --------------------------- ---------------------------
        7                      9,977                        12,795                      16,384
------------------- ----------------------------- --------------------------- ---------------------------
        8                      11,236                       14,877                      19,708
------------------- ----------------------------- --------------------------- ---------------------------
        9                      12,429                       17,004                      23,333
------------------- ----------------------------- --------------------------- ---------------------------
        10                     13,568                       19,191                      27,301
------------------- ----------------------------- --------------------------- ---------------------------
        15                     18,723                       31,431                      54,152
------------------- ----------------------------- --------------------------- ---------------------------
        20                     22,588                       45,932                      98,247
------------------- ----------------------------- --------------------------- ---------------------------
   30 (AGE 65)                 27,819                       86,160                     289,773
------------------- ----------------------------- --------------------------- ---------------------------
   40 (AGE 75)                 24,104                      147,727                     792,685
------------------- ----------------------------- --------------------------- ---------------------------
   50 (AGE 85)                   *                         245,870                    2,119,375
------------------- ----------------------------- --------------------------- ---------------------------
   60 (AGE 95)                   *                         390,647                    5,566,556
------------------- ----------------------------- --------------------------- ---------------------------

------------------- -------------------------------------------------------------------------------------
                                                    NET SURRENDER VALUE
                               ASSUMING HYPOTHETICAL GROSS AND NET ANNUAL INVESTMENT RETURN OF
------------------- ----------------------------- --------------------------- ---------------------------
END OF POLICY YEAR           0% (GROSS)                   6% (GROSS)                 12% (GROSS)
                      -1.84% (NET) YEARS 1-15       4.16% (NET) YEARS 1-15      10.16 (NET) YEARS 1-15
                       -1.69% (NET) YEARS 16+       4.31% (NET) YEARS 16+       10.31% (NET) YEARS 16+
------------------- ----------------------------- --------------------------- ---------------------------
        1                        0                            0                           0
------------------- ----------------------------- --------------------------- ---------------------------
        2                       474                          775                        1,089
------------------- ----------------------------- --------------------------- ---------------------------
        3                      1,940                        2,539                       3,188
------------------- ----------------------------- --------------------------- ---------------------------
        4                      3,374                        4,371                       5,496
------------------- ----------------------------- --------------------------- ---------------------------
        5                      4,765                        6,263                       8,023
------------------- ----------------------------- --------------------------- ---------------------------
        6                      6,369                        8,474                       11,048
------------------- ----------------------------- --------------------------- ---------------------------
        7                      7,928                        10,746                      14,335
------------------- ----------------------------- --------------------------- ---------------------------
        8                      9,443                        13,084                      17,915
------------------- ----------------------------- --------------------------- ---------------------------
        9                      10,893                       15,468                      21,796
------------------- ----------------------------- --------------------------- ---------------------------
        10                     12,287                       17,910                      26,020
------------------- ----------------------------- --------------------------- ---------------------------
        15                     18,723                       31,431                      54,152
------------------- ----------------------------- --------------------------- ---------------------------
        20                     22,588                       45,932                      98,247
------------------- ----------------------------- --------------------------- ---------------------------
   30 (AGE 65)                 27,819                       86,160                     289,773
------------------- ----------------------------- --------------------------- ---------------------------
   40 (AGE 75)                 24,104                      147,727                     792,685
------------------- ----------------------------- --------------------------- ---------------------------
   50 (AGE 85)                   *                         245,870                    2,119,375
------------------- ----------------------------- --------------------------- ---------------------------
   60 (AGE 95)                   *                         390,647                    5,566,556
------------------- ----------------------------- --------------------------- ---------------------------

* In the absence of an additional payment, the Policy would lapse.

                                    WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                                     FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                            HYPOTHETICAL ILLUSTRATIONS
                                                 MALE ISSUE AGE 35

Specified Amount $165,000                                                               Ultimate Select Class
Annual Premium $2,000                                                                           Option Type A
                                     Using Guaranteed Cost of Insurance Rates
------------------- ----------------- -------------------------------------------------------------------------------------
                                                                         DEATH BENEFIT
                                                 ASSUMING HYPOTHETICAL GROSS AND NET ANNUAL INVESTMENT RETURN OF
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   END OF POLICY        PREMIUM               0% (GROSS)                   6% (GROSS)                  12% (GROSS)
       YEAR          ACCUMULATED AT     -1.84% (NET) YEARS 1-15      4.16% (NET) YEARS 1-15       10.16 (NET) YEARS 1-15
                           5%           -1.69% (NET) YEARS 16+        4.31% (NET) YEARS 16+       10.31% (NET) YEARS 16+
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        1                2,100                  165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        2                4,305                  165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        3                6,620                  165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        4                9,051                  165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        5                11,604                 165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        6                14,284                 165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        7                17,098                 165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        8                20,053                 165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        9                23,156                 165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        10               26,414                 165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        15               45,315                 165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        20               69,439                 165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   30 (AGE 65)          139,522                 165,000                      165,000                     339,271
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   40 (AGE 75)          253,680                    *                         165,000                     793,211
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   50 (AGE 85)          439,631                    *                         170,894                    2,017,430
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   60 (AGE 95)          742,526                    *                         254,782                    4,815,026
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------

------------------- -------------------------------------------------------------------------------------
                                                         CASH VALUE
                               ASSUMING HYPOTHETICAL GROSS AND NET ANNUAL INVESTMENT RETURN OF
------------------- ----------------------------- --------------------------- ---------------------------
   END OF POLICY             0% (GROSS)                   6% (GROSS)                 12% (GROSS)
       YEAR           -1.84% (NET) YEARS 1-15       4.16% (NET) YEARS 1-15      10.16 (NET) YEARS 1-15
                       -1.69% (NET) YEARS 16+       4.31% (NET) YEARS 16+       10.31% (NET) YEARS 16+
------------------- ----------------------------- --------------------------- ---------------------------
        1                      1,533                        1,636                       1,739
------------------- ----------------------------- --------------------------- ---------------------------
        2                      3,006                        3,306                       3,620
------------------- ----------------------------- --------------------------- ---------------------------
        3                      4,436                        5,031                       5,677
------------------- ----------------------------- --------------------------- ---------------------------
        4                      5,824                        6,812                       7,928
------------------- ----------------------------- --------------------------- ---------------------------
        5                      7,167                        8,648                       10,389
------------------- ----------------------------- --------------------------- ---------------------------
        6                      8,465                        10,541                      13,083
------------------- ----------------------------- --------------------------- ---------------------------
        7                      9,715                        12,490                      16,028
------------------- ----------------------------- --------------------------- ---------------------------
        8                      10,917                       14,497                      19,253
------------------- ----------------------------- --------------------------- ---------------------------
        9                      12,069                       16,561                      22,784
------------------- ----------------------------- --------------------------- ---------------------------
        10                     13,172                       18,685                      26,654
------------------- ----------------------------- --------------------------- ---------------------------
        15                     18,173                       30,603                      52,882
------------------- ----------------------------- --------------------------- ---------------------------
        20                     21,574                       44,397                      95,731
------------------- ----------------------------- --------------------------- ---------------------------
   30 (AGE 65)                 18,722                       76,185                     278,091
------------------- ----------------------------- --------------------------- ---------------------------
   40 (AGE 75)                   *                         111,721                     741,318
------------------- ----------------------------- --------------------------- ---------------------------
   50 (AGE 85)                   *                         162,756                    1,921,361
------------------- ----------------------------- --------------------------- ---------------------------
   60 (AGE 95)                   *                         252,260                    4,767,353
------------------- ----------------------------- --------------------------- ---------------------------

------------------- -------------------------------------------------------------------------------------
                                                    NET SURRENDER VALUE
                               ASSUMING HYPOTHETICAL GROSS AND NET ANNUAL INVESTMENT RETURN OF
------------------- -------------------------------------------------------------------------------------
   END OF POLICY             0% (GROSS)                   6% (GROSS)                 12% (GROSS)
       YEAR           -1.84% (NET) YEARS 1-15       4.16% (NET) YEARS 1-15      10.16 (NET) YEARS 1-15
                       -1.69% (NET) YEARS 16+       4.31% (NET) YEARS 16+       10.31% (NET) YEARS 16+
------------------- ----------------------------- --------------------------- ---------------------------
        1                        0                            0                           0
------------------- ----------------------------- --------------------------- ---------------------------
        2                       445                          745                        1,059
------------------- ----------------------------- --------------------------- ---------------------------
        3                      1,875                        2,470                       3,116
------------------- ----------------------------- --------------------------- ---------------------------
        4                      3,263                        4,251                       5,367
------------------- ----------------------------- --------------------------- ---------------------------
        5                      4,606                        6,088                       7,828
------------------- ----------------------------- --------------------------- ---------------------------
        6                      6,161                        8,237                       10,778
------------------- ----------------------------- --------------------------- ---------------------------
        7                      7,666                        10,441                      13,980
------------------- ----------------------------- --------------------------- ---------------------------
        8                      9,125                        12,704                      17,461
------------------- ----------------------------- --------------------------- ---------------------------
        9                      10,533                       15,024                      21,248
------------------- ----------------------------- --------------------------- ---------------------------
        10                     11,891                       17,405                      25,373
------------------- ----------------------------- --------------------------- ---------------------------
        15                     18,173                       30,603                      52,882
------------------- ----------------------------- --------------------------- ---------------------------
        20                     21,574                       44,397                      95,731
------------------- ----------------------------- --------------------------- ---------------------------
   30 (AGE 65)                 18,722                       76,185                     278,091
------------------- ----------------------------- --------------------------- ---------------------------
   40 (AGE 75)                   *                         111,721                     741,318
------------------- ----------------------------- --------------------------- ---------------------------
   50 (AGE 85)                   *                         162,756                    1,921,361
------------------- ----------------------------- --------------------------- ---------------------------
   60 (AGE 95)                   *                         252,260                    4,767,353
------------------- ----------------------------- --------------------------- ---------------------------

* In the absence of an additional payment, the Policy would lapse.



WRL00033-9/2000